As filed with the Securities and Exchange Commission on May 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
3/31/10 (Unaudited)

		Shares	Market Value
Common Stocks -78.8%			$ 14,489,372
(Cost $12,941,984)

CONSUMER DISCRETIONARY - 2.3%			424,433
CETV	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD.*	800	23,448
CCME	CHINA MEDIAEXPRESS HOLDINGS, INC.*	2,200	30,338
COH	COACH INC.	4,200	165,984
CTCM	CTC MEDIA, INC.	1,400	24,108
HXM	HOMEX DEVELOPMENT CORP.* - ADR	1,400	39,592
LGF	LIONS GATE ENTERTAINMENT CORP.*	600	3,744
MNI	MCCLATCHY CO.	4,200	20,622
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	6,310
URBN	URBAN OUTFITTERS, INC.*	2,900	110,287

CONSUMER STAPLES - 4.2%			777,672
FEED	AGFEED INDUSTRIES, INC.*	31,900	140,041
ADY	AMERICAN DAIRY, INC.*	3,600	68,940
CEDC	CENTRAL EUROPEAN DISTRIBUTION CORP.*	800	28,008
CZZ	COSAN LTD.*	3,500	33,005
HQS	HQ SUSTAINABLE MARITIME INDUSTRIES, INC.*	17,700	106,200
FRZ	REDDY ICE HOLDINGS, INC.*	18,800	86,856
SPU	SKYPEOPLE FRUIT JUICE, INC.*	3,800	22,762
SYUT	SYNUTRA INTERNATIONAL, INC.*	200	4,522
WBD	WIMM BILL DANN FOODS OJSC* - ADR	900	20,178
YUII	YUHE INTERNATIONAL. INC.*	3,600	33,480
HOGS	ZHONGPIN, INC.*	18,400	233,680

ENERGY - 12.4%			2,280,763
APA	APACHE CORP.	1,800	182,700
BHI	BAKER HUGHES, INC.	600	28,104
BRY	BERRY PETROLEUM CO.	6,400	180,224
CQP	CHENIERE ENERGY PARTNERS LP	5,900	96,642
CHK	CHESAPEAKE ENERGY CORP.	5,400	127,656
COP	CONOCOPHILLIPS	900	46,053
GU	GUSHAN ENVIRONMENTAL ENRGY LTD. - ADR	42,300	49,068
MRO	MARATHON OIL CORP.	1,800	56,952
NBR	NABORS INDUSTRIES LTD.*	1,400	27,482
OXY	OCCIDENTAL PETROLEUM CORP.	900	76,086
PWE	PENN WEST ENERGY TRUST	24,800	523,776
RRC	RANGE RESOURCES CORP.	600	28,122
RDC	ROWAN COMPANIES, INC.*	1,400	40,754
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	266
SII	SMITH INTERNATIONAL, INC.	3,000	128,460
SWN	SOUTHWESTERN ENERGY CO.*	6,600	268,752
STO	STATOIL ASA - ADR	2,400	55,992
TELOZ	TEL OFFSHORE TRUST*	90	432
RIG	TRANSOCEAN LTD.*	1,400	120,932
VLO	VALERO ENERGY CORP.	12,300	242,310

FINANCIALS - 10.9%			2,001,041
AVB	AVALONBAY COMMUNITIES, INC.	603	52,069
BCS	BARCLAYS PLC - ADR	2,100	45,675
BX	BLACKSTONE GROUP LP	4,200	58,800
CHLN	CHINA HOUSING & LAND DEVELOPMENT, INC.*	9,500	36,100
CIT	CIT GROUP, INC.*	10,600	412,976
C	CITIGROUP, INC.*	29,200	118,260
CME	CME GROUP, INC.	800	252,888
EJ	E-HOUSE (CHINA) HOLDINGS LTD* - ADR	1,400	26,642
EQY	EQUITY ONE	1,100	20,779
FULT	FULTON FINANCIAL CORP.	9,200	93,748
GAIN	GLADSTONE INVESTMENT CORP.	100,944	603,645
HBC	HSBC HOLDINGS PLC - ADR	700	35,483
KFN	KKR FINANCIAL HOLDINGS LLC	12,400	101,804
NBG	NATIONAL BANK OF GREECE SA - ADR	4,200	17,052
RF	REGIONS FINANCIAL CORP.	4,400	34,540
USB	US BANCORP	3,500	90,580

HEALTH CARE - 22.4%			4,124,075
AMRN	AMARIN C SPONS NEW* - ADR	91,906	139,697
AMLN	AMYLIN PHARMACEUTICALS INC.*	14,600	328,354
BIIB	BIOGEN IDEC INC.*	4,300	246,648
CLDX	CELLDEX THERAPEUTICS, INC.*	44,600	273,844
DEPO	DEPOMED, INC.*	285,087	1,012,059
RDY	DR REDDY'S LABORATORIES LTD. - ADR	3,400	95,982
ELN	ELAN PLC* - ADR	14,400	109,152
ENDP	ENDO PHARMACEUTICALS HOLDINGS. INC.*	30,700	727,283
EPCT	EPICEPT CORP.*	140,100	297,012
VIVO	MERIDIAN BIOSCIENCE, INC.	1,300	26,481
MYRX	MYRIAD PHARMACEUTICALS, INC.*	70,900	320,468
PTIE	PAIN THERAPEUTICS, INC.*	57,900	363,033
THOR	THORATEC CORP.*	3,000	100,350
VVUS	VIVUS, INC.*	9,600	83,712

INDUSTRIALS - 6.3%			1,147,672
ABIX	ABATIX CORP.*	41,783	246,520
CSIQ	CANADIAN SOLAR, INC.*	1,200	29,184
CAT	CATERPILLAR, INC.	2,900	182,265
CFSG	CHINA FIRE & SECURITY GROUP*	5,900	76,523
ESLR	EVERGREEN SOLAR, INC.*	1,200	1,356
FSLR	FIRST SOLAR INC.*	200	24,530
GD	GENERAL DYNAMICS CORP.	1,100	84,920
GE	GENERAL ELECTRIC CO.	4,900	89,180
GSH	GUANGSHEN RAILWAY CO. LTD. - ADR	4,100	82,164
JOY G	JOY GLOBAL, INC.	600	33,960
MTW	MANITOWOC, INC.	12,900	167,700
STP	SUNTECH POWER HOLDINGS CO. LTD.* - ADR	1,800	25,236
TEX	TEREX CORP.*	3,800	86,298
YGE	YINGLI GREEN ENERGY HOLDING CO. LTD.* - ADR	1,400	17,836

INFORMATION TECHNOLOGY - 7.7%			1,419,672
AAPL	APPLE, INC.*	1,300	305,409
CSR	CHINA SECURITY & SURVEILLANCE TECHNOLOGY, INC.*	8,900	68,441
IMOS	CHIPMOS TECHNOLOGIES LTD.*	140,715	102,722
FIS	FIDELITY NATIONAL INFORMATION SERVICES, INC.	1,800	42,192
FSII	FSI INTERNATIONAL, INC.*	32,900	127,323
GOOG	GOOGLE, INC.*	300	170,103
HRS	HARRIS CORP.	500	23,745
WFR	MEMC ELECTRONIC MATERIALS, INC.*	1,800	27,594
MENT	MENTOR GRAPHICS CORP.*	10,000	80,200
MU	MICRON TECHNOLOGY INC.*	9,200	95,588
NTE	NAM TAI ELECTRONICS, INC.*	5,700	28,500
NRTLQ	NORTEL NETWORKS CORP.*	12	-
PLAB	PHOTRONICS, INC.*	21,100	107,399
RFIL	RF INDUSTRIES LTD.*	5,998	30,590
SMOD	SMART MODULAR TECHNOLOGIES, INC.*	13,100	101,001
THQI	THQ, INC.*	14,000	98,140
VDSI	VASCO DATA SECURITY INTERNATIONAL, INC.*	1,300	10,725

MATERIALS - 9.0%			1,651,805
AKS	AK STEEL HOLDING CORP.	17,800	406,908
ANV	ALLIED NEVADA GOLD CORP.*	17,800	294,946
BHP	BHP BILLITON LTD. - ADR	1,100	88,352
CGA	CHINA GREEN AGRICULTURE, INC.*	6,400	89,600
SID	COMPANHIA SIDERURGICA NACIONAL - ADR	1,000	39,930
FCX	FREEPORT-MCMORAN COPPER & GOLD, INC.	900	75,186
MTL	MECHEL OAO - ADR	800	22,736
NUE	NUCOR CORP.	4,900	222,362
PAAS	PAN AMERICAN SILVER CORP.*	1,800	41,670
SLW	SILVER WHEATON CORP.*	5,200	81,536
SCCO	SOUTHERN COPPER CORP.	2,100	66,507
TGB	TASEKO MINES LTD.*	14,000	72,520
TNH	TERRA NITROGEN COMPANY LP	800	60,624
X	UNITED STATES STEEL CORP.	1,400	88,928

TELECOMMUNICATION SERVICES - 1.9%			350,541
T	AT&T, INC.	800	20,672
CHL	CHINA MOBILE LIMITED - ADR	600	28,872
CHA	CHINA TELECOM CORP. LTD. - ADR	600	29,394
LGF	LINKTONE LTD.* - ADR	1,200	2,040
MBT	MOBILE TELESYSTEMS OJSC - ADR	2,900	160,950
OVIP	VIMPEL - COMMUNICATIONS - ADR	4,100	75,481
TKC	TURKCELL ILETISIM HIZMETLERI AS - ADR	2,200	33,132

UTILITIES - 1.7%			311,698
AEE	AMEREN CORP.	200	5,216
EXC	EXELON CORP.	6,200	271,622
HNP	HUANENG POWER INTERNATIONAL, INC. - ADR	1,500	34,860

WARRANTS - 0.0%			-
(Cost $1)
KKDOW	KRISPY KREME DOUGHNUTS, INC.* - Expiration 3/2/2012 at $12.21	18	-

EXCHANGE TRADED NOTES - 2.1%			379,719
(Cost $406,629)
DZZ	POWERSHARES DB GOLD DOUBLE SHORT*	27,900	379,719

INVESTMENT COMPANIES - 9.5%			1,745,144
(Cost $1,948,961)
HAO	CLAYMORE/ALPHASHARES CHINA SMALL CAP FUND	1,000	27,650
BRXX	EGS INDXX BRAZIL INFRASTRUCTURE*	1,300	27,599
IAU	ISHARES COMEX GOLD TRUST*	700	76,321
HYG	ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND*	400	35,348
SLV	ISHARES SILVER TRUST*	5,300	90,842
EMB	ISHARES JP MORGAN USD EMERGING MARKETS BOND FUND*	200	20,840
IGOV	ISHARES S&P CITI INTERNATIONAL TRUST*	200	20,062
HYF	MANAGED HIGH YIELD PLUS FUND	133,517	303,084
TWM	PROSHARES ULTRASHORT RUSSELL 2000*	19,100	393,269
UNG	UNITED STATES NATURAL GAS FUND*	61,900	427,729
USO	UNITED STATES OIL FUND*	8,000	322,400

CASH EQUIVALENTS - 9.0%			1,663,354
(Cost $1,663,354)
HIGHMARK 100% US TREASURY MONEY MARKET FUND, 0.01%(1)		831,677	831,677
HIGHMARK DIVERSIFIED MONEY MARKET FUND, 0.16%(1)		831,677	831,677

TOTAL INVESTMENT SECURITIES - 99.4%			18,277,589
(Cost $16,960,929)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			114,896

NET ASSETS - 100.0%			$18,392,485

*Non-income producing security.
(1) Seven-day yield
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

Cost of investments		$18,771,543
Gross unrealized appreciation		2,366,726
Gross unrealized depreciation		(2,860,680)
Net unrealized depreciation		($493,954)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These financial reporting rules also require the Fund to classify its securities based on valuation method, using the following levels:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

	Level 1	Level 2	Level 3
Common Stock	$14,489,372
		-	-
Exchange Traded Notes	379,719

Investment Companies	1,745,144

Warrants	-	-	-

Short-Term Investments	1,663,354	-	-

Total Investments in Securities	$18,277,589	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)/s/Kendrick W. Kam
                                          Kendrick W. Kam, President & Treasurer

Date May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )/s/Kendrick W. Kam
                                               Kendrick W. Kam, President & Treasurer

Date May 24, 2010

* Print the name and title of each signing officer under his or her signature.